Regulatory Capital (Details)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: Actual Ratio		9.73%	8.82%
CET1: Actual Ratio		11.49%	9.37%
Tier I risk-based capital ratio: Actual Ratio		12.58%	11.18%
Total risk--based capital ratio: Actual Ratio		13.84%	12.43%
Leverage ratio: For Capital Adequacy Purposes Ratio		4.00%	4.00%
CET1: For Capital Adequacy Purposes Ratio		5.125%	4.50%
Tier I risk-based capital ratio: For Capital Adequacy Purposes Ratio		6.625%	6.00%
Total risk-based capital ratio: For Capital Adequacy Purposes Ratio		8.625%	8.00%
Capital conservation buffer		0.0625%
Scenario, Forecast
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%
CET1: For Capital Adequacy Purposes Ratio	7.00%
Tier I risk-based capital ratio: For Capital Adequacy Purposes Ratio	8.50%
Total risk-based capital ratio: For Capital Adequacy Purposes Ratio	10.50%
Capital conservation buffer	2.50%
Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: Actual Ratio		9.50%	7.95%
CET1: Actual Ratio		12.23%	10.08%
Tier I risk-based capital ratio: Actual Ratio		12.23%	10.08%
Total risk--based capital ratio: Actual Ratio		13.48%	12.36%
Leverage ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio		5.00%	5.00%
CET1: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio		6.50%	6.50%
Tier I risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio		8.00%	8.00%
Total risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio		10.00%	10.00%